DERIVATIVES (Tables)	12 Months Ended
Oct. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments [Table Text Block]
The table below lists the Company’s derivative instruments as of October 31, 2012 and 2011:

Description	Principal	Original Issue Discount	Warrant Liability	Embedded Derivative Liability
Total Valuation at October 31, 2010	$777,154	$21,937	$13,006,194	$81,028
Issuance of November 2010 Bridge Notes	931,579	96,579	391,076	150,156
Exchange of November 2010 Bridge Notes	17,175	17,175	86,963	9,389
Issuance of January 2011 Bridge Notes	452,941	57,941	173,808	41,024
Note Payoffs	(187,582)
Issuance of Warrants			35,523
Accreted Interest		(73,363)
Exercise of Warrants			(1,382,847)
Change in FV			(3,789,889)	(51,972)
Total Valuation at January 31, 2011	1,991,267	120,269	8,520,828	229,625
Issuance of Q2 2011 Bridge Notes	473,392	43,392	121,238	71,336
Issuance of Long-term Convertible Promissory Notes	626,400			—
Note Payoffs	(159,675)			(5,904)
Issuance of Warrants			2,990,520
Accreted Interest		(74,422)
Exercise of Warrants			(639,960)
Change in FV			4,915,676	763,523
Total Valuation at April 30, 2011	$2,931,384	$89,239	$15,908,302	$1,058,580
Issuance of Q3 2011 Bridge Notes	11,765	1,765	4,968	5,051
Issuance of May 2011 Notes	7,077,936	1,553,254	—	2,719,345
Note Payoffs	(26,316)			(8,860)
Additional warrants issued to Bridge Note holder			36,376
Exchange of Bridge Notes	8,033	8,033		2,656
Conversion of Bridge Notes	(1,164,947)			(381,209)
Conversion of May 2011 Notes	(671,500)			(166,980)
Exchanges/Exercises of October 2007 Warrants			(1,186,959)
Accreted Interest		(340,050)
Change in FV			(6,826,019)	(2,141,984)
Total Valuation at July 31, 2011	$8,166,355	1,312,241	7,936,668	1,086,599
Issuance of October 2011 Notes	2,326,471	459,396	—	396,818
Note Payoffs	(155,806)
Issuance of Long-term Convertible Promissory Notes	86,400
Conversion of Bridge Notes	(221,788)			(10,530)
Conversion of May 2011 Notes	(1,225,561)			(110,494)
Reclassification of Warrant liability to Equity			(186,908)
Exchange of Warrants			816,259
Accreted Interest		(471,290)
Change in FV			(2,174,948)	(416,347)
Total Valuation at October 31, 2011	$8,976,071	1,300,347	6,391,071	946,046
Issuance of December 2011 Notes	1,232,353	258,178	—	306,568
Conversion of Bridge Notes	(169,000)			—
Conversion of May 2011 Notes	(1,924,060)			(341,342)
Conversion of October 2011 Notes	(1,227,500)			(329,433)
Partial Note Repayments	(52,941)
Conversion of Long-term Convertible Promissory Notes	(540,000)
Exchange of Warrants			59,572
Accreted Interest		(532,559)
Change in FV			(923,052)	159,657
Total Valuation at January 31, 2012	$6,294,923	$1,025,966	$5,527,591	$741,496
Exchange of Bridge Notes	52,941		—
Conversion of May 2011 Notes	(38,000)			(5,016)
Conversion of December 2011 Notes	(827,500)			(160,677)
Exchange of Warrants			(134,796)
Accreted Interest		(569,419)
Change in FV			(2,302,707)	(438,054)
Total Valuation at April 30, 2012	$5,482,364	$456,547	$3,090,088	$137,749
Issuance of May 2012 Notes	953,333		291,400
Debt for Equity Exchange: May and October 2011, December 2011 Notes	(4,473,673)	(200,632)		(115,046)
Debt for Equity Exchange: Bridge Notes	(50,000)		(4,750)
July 2012 Exchange of Warrants			(407,501)
JMJ Settlement Agreement	540,000
JMJ Note Conversions	(712,800)
Accreted Interest		(229,392)
Change in FV			(1,703,252)	(20,567)
Total Valuation at July 31, 2012	$1,739,224	26,523	1,265,985	2,136
Issuance of Patton Note	66,667		13,311
Issuance of French Note	25,000		4,565
Issuance of Paterson Note	100,000		18,258
Issuance of Hanover September Note	132,500
Issuance of Asher Note	103,500
Issuance of Hanover October Note	132,500
Issuance of JMJ Note	100,000
Assignment of Notes to Magna	(384,264)
New Magna Note (result of above assignment)	400,075
Magna Conversions	(100,000)
Accreted Interest		(21,984)
Additional warrants issued due to investors due to anti-dilution provision			150
Change in FV			(868,133)	(2,136)
Total Valuation at October 31, 2012	$2,315,202	4,541	434,136	—

Schedule Of Derivative Instruments Warrants [Table Text Block]
As of October 31, 2012, there were outstanding warrants to purchase 802,580 shares of our common stock with exercise prices ranging from $6.625 to $21.25 per share. Information on the outstanding warrants is as follows:

Type	Exercise Price	Amount	Expiration Date	Type of Financing
Exchange warrants-nonexercisable	18.7	278,329	October 2014	July 2012 Warrant Exchanges
Common Stock Purchase Warrant	18.7	28,632	May 2015	May 2011 Convertible Debt Financing
Common Stock Purchase Warrant	18.7	11,628	October 2014 - October 2015	October 2011 Convertible Debt Financing
Common Stock Purchase Warrant	18.7	17,706	January 2015 - January 2016	December 2011 Convertible DebtFinancing
Common Stock Purchase Warrant	18.7	22,222	May 2017	May 2012 Convertible Debt Financing
Common Stock Purchase Warrant	18.69 - 21.25	198,037	January 2013 - April 2015	Bridge Notes
Common Stock Purchase Warrant	18.7	376	N/A	Vendor & Other
Common Stock Purchase Warrant	18.7	29,883	May 2014 - May 2017	Placement Agent – Convertible DebtFinancing
Common Stock Purchase Warrant	6.625 -18.7	11,288	October 2015 - August 2017	August – September 2012 ConvertiblePromissory Notes
	Subtotal:	598,101
Common Stock Purchase Warrant	TBD(1)	204,479	April 2014	Preferred Stock Agreement (4/04/2011)
	Grand Total	802,580

(1)
During December 2011, the Company unreserved for issuance shares related to the preferred stock warrants. If exercisable, exercise price means an amount per warrant share equal to the closing sale price of a share of common stock on the applicable tranche notice date.

As of October 31, 2011, there were outstanding warrants to purchase 1,102,734 shares of our common stock with exercise prices ranging from $18.75 to $24.40 per share. Information on the outstanding warrants is as follows:

Type	Exercise Price	Amount	Expiration Date	Type of Financing
Common Stock Purchase Warrant	18.75	376,723	August – October 2012	2007 Securities Purchase Agreement
Common Stock Purchase Warrant	18.75	2,296	August 2012	August 2007 Notes
Common Stock Purchase Warrant	18.75	188,745	May 2014	May 2011 Convertible Debt Financing
Common Stock Purchase Warrant	18.75	62,039	October 2014	October 2011 Convertible Debt Financing
Common Stock Purchase Warrant	18.75 - 21.25	181,040	January 2013 – April 2015	Bridge Notes
Common Stock Purchase Warrant	18.75	61,396	August 2014	Executive Officer
Common Stock Purchase Warrant	18.75 - 24.40	3,576	February 2012	Vendor & Other
Common Stock Purchase Warrant	18.75	22,438	May 2014 - November 2015	Placement Agent - Convertible DebtFinancing
	Subtotal	898,253
Common Stock Purchase Warrant	TBD(1)	204,479	April 2014	Optimus Preferred Stock Agreement(4/04/2011)
	Grand Total	1,102,732

(1)
During December 2011, the Company unreserved for issuance shares related to the preferred stock warrants. If exercisable, exercise price means an amount per warrant share equal to the closing sale price of a share of common stock on the applicable tranche notice date.

Schedule Of Share Based Compensation Of Fair Value Of Options Using Black Scholes Option Pricing Model [Table Text Block]
The fair value of the warrant liability, as of October 31, 2012 was approximately $.4 million At October 31, 2011 the Company had approximately 808,333 of its total 1,102,733 outstanding warrants classified as liability warrants (common stock warrant liability). The fair value of the warrant liability, as of October 31, 2011, was approximately $6.39 million. In fair valuing the warrant liability, at October 31, 2012 and October 31, 2011, the Company used the following inputs in its BSM Model:

	10/31/2012	10/31/2011
Exercise Price:	6.625 - 21.257	18.75 - 21.25
Stock Price	5.625	17.625
Expected term:	81 - 1736 days	289 - 1219 days
Volatility %	66.51% - 146.78%	60.23% - 163.40%
Risk Free Rate:	.09% - .72%	.09 - .56%